Report of Independent Registered Public Accounting
Firm
To the Shareholders and Board of Trustees of
Barings Corporate Investors:
In planning and performing our audit of the financial
statements of Barings Corporate Investors and
subsidiary
(collectively, the "Trust"), as of and for the year ended
December 31, 2018, in accordance with the standards
of
the Public Company Accounting Oversight Board
(United States), we considered the Trust's internal
control
over financial reporting, including controls over
safeguarding securities, as a basis for designing our
auditing
procedures for the purpose of expressing our opinion
on the consolidated financial statements and to comply
with the requirements of Form N-CEN, but not for the
purpose of expressing an opinion on the effectiveness
of
the Trust's internal control over financial reporting.
Accordingly, we express no such opinion.
Management of the Trust is responsible for establishing
and maintaining effective internal control over financial
reporting. In fulfilling this responsibility, estimates and
judgments by management are required to assess the
expected benefits and related costs of controls. A trust's
internal control over financial reporting is a process
designed to provide reasonable assurance regarding the
reliability of financial reporting and the preparation of
financial statements for external purposes in
accordance with generally accepted accounting
principles. A
trust's internal control over financial reporting includes
those policies and procedures that (1) pertain to the
maintenance of records that, in reasonable detail,
accurately and fairly reflect the transactions and
dispositions
of the assets of the trusts; (2) provide reasonable
assurance that transactions are recorded as necessary
to
permit preparation of financial statements in
accordance with generally accepted accounting
principles, and
that receipts and expenditures of the trusts are being
made only in accordance with authorizations of
management and Trustees of the trusts; and (3) provide
reasonable assurance regarding prevention or timely
detection of unauthorized acquisition, use, or
disposition of a trust's assets that could have a material
effect on
the financial statements.
Because of its inherent limitations, internal control over
financial reporting may not prevent or detect
misstatements. Also, projections of any evaluation of
effectiveness to future periods are subject to the risk
that
controls may become inadequate because of changes in
conditions, or that the degree of compliance with the
policies or procedures may deteriorate.
A deficiency in internal control over financial reporting
exists when the design or operation of a control does
not
allow management or employees, in the normal course
of performing their assigned functions, to prevent or
detect misstatements on a timely basis. A material
weakness is a deficiency, or a combination of
deficiencies,
in internal control over financial reporting, such that
there is a reasonable possibility that a material
misstatement of the Trust's annual or interim financial
statements will not be prevented or detected on a
timely
basis.
Our consideration of the Trust's internal control over
financial reporting was for the limited purpose
described in
the first paragraph and would not necessarily disclose
all deficiencies in internal control that might be material
weaknesses under standards established by the Public
Company Accounting Oversight Board (United States).
However, we noted no deficiencies in the Trust's
internal control over financial reporting and its
operation,
including controls over safeguarding securities that we
consider to be a material weakness as defined above as
of December 31, 2018.
2
This report is intended solely for the information and use of management and the Board of Trustees of the Trust and the Securities and Exchange Commission and is not intended to be and should not be used by anyone other than these specified parties.
Boston, Massachusetts
February 28, 2019